Description of Long Term Debt (Parenthetical) (Detail)			12 Months Ended
		Oct. 23, 2012 USD ($)	May 31, 2016 USD ($) Bank		May 31, 2015 USD ($) Bank		May 26, 2015 USD ($)	May 27, 2011 USD ($)	Oct. 09, 2009 USD ($)
Debt Instrument [Line Items]
Debt			$ 205,000,000		$ 205,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Debt, due date	[1]		Dec. 05, 2019		Dec. 05, 2019
Accounts Receivable Securitization Program
Debt Instrument [Line Items]
Number of banks involved in securitization process | Bank			2		2
Debt, due date			May 09, 2017		May 09, 2017
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt			$ 250,000,000
Debt, interest rate	[2]		6.50%		6.50%
Debt, due date	[2]		Feb. 14, 2018		Feb. 14, 2018
Amortization of debt discount premium			$ 600,000		$ 1,000,000
Debt instrument, effective interest rate			6.704%		6.704%
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt, interest rate	[3]		6.125%		6.125%
Debt, due date	[3]		Oct. 15, 2019		Oct. 15, 2019
Amortization of debt discount premium			$ 100,000		$ 100,000
Debt instrument, effective interest rate								4.934%	6.139%
Debt								$ 150,000,000	$ 300,000,000
Unamortization of debt premium			$ 5,500,000		$ 6,900,000
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate			2.25%		2.25%
Debt, due date			Dec. 15, 2020		Dec. 15, 2020
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate		3.45%	3.45%		3.45%
Debt, due date			Nov. 15, 2022		Nov. 15, 2022
Debt, maturity year		2022
Debt		$ 300,000,000
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt			$ 250,000,000				$ 250,000,000
Debt, interest rate			5.25%	[4]	5.25%	[4]	5.25%
Debt, due date	[4]		Jun. 01, 2045		Jun. 01, 2045
Amortization of debt discount premium			$ 1,500,000		$ 1,500,000
Debt instrument, effective interest rate			5.29%				5.29%
Other Borrowings
Debt Instrument [Line Items]
Debt, maturity year			2018		2018
Australian Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense			$ 13,050,000		$ 10,316,000
Australian Dollar Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate			2.92%		3.095%
Euro Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense			$ 131,692,000		$ 16,490,000
Euro Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate			1.075%		1.075%
Euro LIBOR Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense					$ 70,000,000
Euro LIBOR Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate					1.265%
Swingline Loans | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense			$ 57,139,000		$ 14,237,000
Swingline Loans | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate			1.544%		1.259%

[1]	Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139). Interest was tied to AUD LIBOR at May 31, 2015, and averaged 3.095% for AUD denominated debt ($10,316), 1.075% on EUR denominated debt ($16,490), 1.265% on Euro LIBOR denominated debt ($70,000) and 1.259% on our swing-line ($14,237).
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.6 million and $1.0 million at May 31, 2016 and 2015, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.1 million at May 31, 2016 and 2015. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $5.5 million and $6.9 million at May 31, 2016 and 2015, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[4]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2016 and 2015. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%.